Digital Assets Payable	12 Months Ended
Mar. 31, 2025
Digital Assets Payable [Abstract]
Digital assets payable

11. Digital assets payable

	2025	2024
	US$	US$
Digital assets payables to:
Related parties	10,702,814	8,926,859
Third party payables	138,224,157	71,437,331
Total	148,926,971	80,364,190

Movement of digital assets payables was shown below:

	Digital assets payable
	2025	2024
	US$	US$
As of April 1	80,364,190	34,183,498
Entered during the year	886,549,417	518,068,292
Settled during the year	(738,523,271)	(487,892,827)
Unrealized fair value (gain) loss	(79,463,365)	16,005,227
As of March 31	148,926,971	80,364,190